Cash Flow Information - Net debt reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Information
Cash and cash equivalents	$ 16,509	$ 2,060	$ 213	$ 423	$ 3,098
Borrowings		(26,946)		(15,632)
Lease liabilities		(54)		(93)
Net debt		$ (24,940)		$ (15,302)